Loans Receivable and Allowance for Loan Losses - Summary of loan portfolio delinquencies by portfolio segment and amount (Details 5) (Loans receivable, USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due	$ 1,942		$ 40
61- 90 Days Past Due
Greater Than 90 Days	3,848	4,623	3,954
Total Past Due	5,790	4,623	3,994
Current	651,371	627,389	526,056
Carrying Amount > 90 Days and Accruing	1,747	3,620
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days			2,137
Total Past Due			2,137
Current			142,151
Carrying Amount > 90 Days and Accruing
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days			1,817
Total Past Due			1,817
Current			282,946
Carrying Amount > 90 Days and Accruing
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days
Total Past Due
Current			33,148
Carrying Amount > 90 Days and Accruing
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days
Total Past Due
Current			11,030
Carrying Amount > 90 Days and Accruing
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due			40
61- 90 Days Past Due
Greater Than 90 Days
Total Past Due			40
Current			56,724
Carrying Amount > 90 Days and Accruing
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days
Total Past Due
Current			57
Carrying Amount > 90 Days and Accruing
Originated Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due	132
61- 90 Days Past Due
Greater Than 90 Days	2,101	1,003
Total Past Due	2,233	1,003
Current	635,181	606,904
Carrying Amount > 90 Days and Accruing
Originated Loans | Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days	984	1,003
Total Past Due	984	1,003
Current	157,921	154,871
Carrying Amount > 90 Days and Accruing
Originated Loans | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days	1,117
Total Past Due	1,117
Current	322,732	305,823
Carrying Amount > 90 Days and Accruing
Originated Loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days
Total Past Due
Current	44,158	44,187
Carrying Amount > 90 Days and Accruing
Originated Loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days
Total Past Due
Current	9,734	9,625
Carrying Amount > 90 Days and Accruing
Originated Loans | Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due	131
61- 90 Days Past Due
Greater Than 90 Days
Total Past Due	131
Current	100,570	92,173
Carrying Amount > 90 Days and Accruing
Originated Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due	1
61- 90 Days Past Due
Greater Than 90 Days
Total Past Due	1
Current	66	225
Carrying Amount > 90 Days and Accruing
Acquired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due	1,810
61- 90 Days Past Due
Greater Than 90 Days	1,747	3,620
Total Past Due	3,557	3,620
Current	16,190	20,485
Carrying Amount > 90 Days and Accruing	1,747	3,620
Acquired Loans | Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days
Total Past Due
Current
Carrying Amount > 90 Days and Accruing
Acquired Loans | Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days	635	797
Total Past Due	635	797
Current	7,523	9,142
Carrying Amount > 90 Days and Accruing	635	797
Acquired Loans | Commercial Real Estate | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		9,913
Acquired Loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due	1,805
61- 90 Days Past Due
Greater Than 90 Days	1,112	2,508
Total Past Due	2,917	2,508
Current	1,921	4,800
Carrying Amount > 90 Days and Accruing	1,112	2,508
Acquired Loans | Construction | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		4,850
Acquired Loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days
Total Past Due
Current	3,815	3,872
Carrying Amount > 90 Days and Accruing
Acquired Loans | Home equity | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		4,267
Acquired Loans | Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due
61- 90 Days Past Due
Greater Than 90 Days		315
Total Past Due		315
Current	2,453	2,059
Carrying Amount > 90 Days and Accruing		315
Acquired Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
31- 60 Days Past Due	5
61- 90 Days Past Due
Greater Than 90 Days
Total Past Due	5
Current	478	612
Carrying Amount > 90 Days and Accruing
Acquired Loans | Consumer | Previously Reported
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current		$ 377